Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment, Net.
Property, Plant and Equipment, Net

9.Property, Plant and Equipment, Net

Property, plant and equipment consisted of the following:

	As of December 31,
	2013	2014	2014
	(RMB)	(RMB)	($)
Buildings and improvements	626,308,198	641,622,780	104,857,457
Machinery	891,911,639	923,433,082	150,912,417
Office equipment and furnishing	1,464,293	1,468,593	240,006
Motor vehicles	4,650,975	3,632,489	593,641
Total cost	1,524,335,105	1,570,156,944	256,603,521
Total accumulated depreciation	(380,612,477)	(497,512,176)	(81,306,125)
Construction in progress	—	23,410,891	3,825,934
Total property, plant, and equipment, net	1,143,722,628	1,096,055,659	179,123,330

Certain buildings with an aggregate carrying value of RMB126,129,992 and RMB94,100,997 ($15,378,493), respectively, and certain equipment with an aggregate carrying value of RMB30,235,089 and RMB51,286,059 ($8,381,445), respectively, were pledged as collateral for borrowings from the financial institutions as of December 31, 2013 and 2014. For the years ended December 31, 2012, 2013 and 2014, the interests amounted to RMB nil, RMB 4,752,000 and RMB nil, respectively, were capitalized as borrowing cost in property, plant and equipment.

The depreciation expenses for the years ended December 31, 2012, 2013 and 2014 were RMB97,416,071, RMB102,873,823 and RMB 118,209,623 ($19,318,454), respectively.

Construction in progress refers to mainly the new office buildings and production facilities under construction.